Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Stock Based Compensation Activity's

For the years ended December 31, 2024, 2023 and 2022, RSU activity was as follows:

	Number of RSUs	Weighted Average Grant-date Fair Value	Weighted Average Share Price on Release Date
Outstanding at January 1, 2022	16,273,478	$6.59
Granted during the year	1,625,338	8.31
Forfeited during the year	(14,716)	8.35
Outstanding at December 31, 2022	17,884,100	$6.74
Granted during the year	1,051,544	14.74
Forfeited during the year	(64,714)	8.72
Outstanding at December 31, 2023	18,870,930	$7.18
Granted during the year	304,349	46.23
Released during the year	(17,815,330)	6.74	$25.97
Forfeited during the year	(16,172)	12.02
Outstanding at December 31, 2024	1,343,777	$21.87

Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Stock Based Compensation Activity's

For the years ended December 31, 2024, 2023 and 2022, stock option activity was as follows:

	Number of Options	Weighted Average Exercise Price		Weighted Average Share Price on Exercise Date	Weighted Average Remaining Contractual Term (in years)
Outstanding at January 1, 2022	2,996,188	$15.63			5.2
Forfeited during the year	(10,478)	19.13
Outstanding at December 31, 2022	2,985,710	$15.62			4.2
Forfeited during the year	(35,880)	19.13
Outstanding at December 31, 2023	2,949,830	$15.57			3.2
Exercised during the year	(821,106)	14.97		$43.18
Outstanding at December 31, 2024	2,128,724	$15.81	(1)		2.2
Exercisable as of December 31, 2024	2,128,724	$15.81	(1)		2.2

(1)
Stock options outstanding and exercisable include a range of exercise prices from $12.50 to $19.13.